GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 25,716,546	$ 22,071,742
Net Cash Provided by (Used in) Operating Activities	1,741,331	$ 1,660,419
[custom:WorkingCapital-0]	$ 1,808,769